SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM INVESTMENTS.
Schedule of short-term investments

	As of December 31,
	2022	2023
	RMB	RMB
Convertible bonds:	34,316	36,586
Total:	34,316	36,586